SENIOR UNSECURED DEBT (Schedule of Senior Unsecured Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Feb. 22, 2017	Dec. 31, 2016	Oct. 18, 2016
Debt Instrument [Line Items]
Senior unsecured debt	$ 116,892		$ 49,793
Senior Notes [Member]
Debt Instrument [Line Items]
Senior unsecured debt	116,892		49,793
Senior Notes [Member] | Senior Notes Due 2026 [Member]
Debt Instrument [Line Items]
Senior unsecured debt	50,329		49,793
Debt instrument, unamortized discount (premium) and debt issuance costs	3,266		3,802	$ 3,800
Senior Notes [Member] | Senior Notes Due 2024 [Member]
Debt Instrument [Line Items]
Senior unsecured debt	66,563		$ 0
Debt instrument, unamortized discount (premium) and debt issuance costs	$ (2,437)	$ (2,800)